Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Receivable Net [Abstract]
Account Receivable, Net

	December 31, 2014	December 31, 2013
Accounts receivable	$653	$817
Less: Provision for doubtful accounts	—	—

Accounts receivable, net	$653	$817